UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21718

                        OPPENHEIMER DIVIDEND GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Pharmaceuticals                                                             9.3%
--------------------------------------------------------------------------------
Oil & Gas                                                                   8.8
--------------------------------------------------------------------------------
Diversified Financial Services                                              7.1
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    6.5
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      5.5
--------------------------------------------------------------------------------
Commercial Banks                                                            4.9
--------------------------------------------------------------------------------
Household Products                                                          4.1
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            3.9
--------------------------------------------------------------------------------
Aerospace & Defense                                                         3.9
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    3.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          3.0%
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.9
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.9
--------------------------------------------------------------------------------
Wachovia Corp.                                                              2.9
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                2.9
--------------------------------------------------------------------------------
General Electric Co.                                                        2.7
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                       2.6
--------------------------------------------------------------------------------
Chevron Corp.                                                               2.6
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                           2.5
--------------------------------------------------------------------------------
Microchip Technology, Inc.                                                  2.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                      10 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Financials                    20.2%
   Health Care                   13.7
   Information Technology        13.5
   Industrials                   12.9
   Energy                         9.1
   Consumer Staples               8.9
   Consumer Discretionary         8.7
   Telecommunication Services     5.7
   Utilities                      4.1
   Materials                      3.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                      11 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 7/8/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 7/8/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/8/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 8/12/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      12 | OPPENHEIMER DIVIDEND GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      13 | OPPENHEIMER DIVIDEND GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                BEGINNING       ENDING          EXPENSES
                                ACCOUNT         ACCOUNT         PAID DURING
                                VALUE           VALUE           6 MONTHS ENDED
                                (5/1/06)        (10/31/06)      OCTOBER 31, 2006
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00       $1,053.00       $5.71
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00        1,019.66        5.62
--------------------------------------------------------------------------------
Class B Actual                   1,000.00        1,049.60        9.60
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00        1,015.88        9.44
--------------------------------------------------------------------------------
Class C Actual                   1,000.00        1,049.90        9.60
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00        1,015.88        9.44
--------------------------------------------------------------------------------
Class N Actual                   1,000.00        1,052.00        6.95
--------------------------------------------------------------------------------
Class N Hypothetical             1,000.00        1,018.45        6.84

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2006 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Class A                      1.10%
------------------------------------
Class B                      1.85
------------------------------------
Class C                      1.85
------------------------------------
Class N                      1.34

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                      14 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS  October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.4%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.7%
McDonald's Corp.                                         17,300   $     725,216
--------------------------------------------------------------------------------
Yum! Brands, Inc. 1                                      14,700         874,062
                                                                  --------------
                                                                      1,599,278

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Fortune Brands, Inc. 1                                   11,100         854,145
--------------------------------------------------------------------------------
MEDIA--1.5%
McGraw-Hill Cos., Inc. (The)                             13,800         885,546
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.4%
Staples, Inc.                                            32,800         845,912
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Nike, Inc., Cl. B 1                                       8,000         735,040
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.6%
--------------------------------------------------------------------------------
BEVERAGES--1.5%
PepsiCo, Inc.                                            13,900         881,816
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--4.1%
Colgate-Palmolive Co.                                    24,000       1,535,280
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                               14,100         893,799
                                                                  --------------
                                                                      2,429,079

--------------------------------------------------------------------------------
TOBACCO--3.0%
Altria Group, Inc. 1                                     21,300       1,732,329
--------------------------------------------------------------------------------
ENERGY--8.8%
--------------------------------------------------------------------------------
OIL & GAS--8.8%
Apache Corp. 1                                           11,700         764,244
--------------------------------------------------------------------------------
Chevron Corp.                                            22,300       1,498,560
--------------------------------------------------------------------------------
Exxon Mobil Corp. 1                                      10,900         778,478
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                      12,000       1,261,200
--------------------------------------------------------------------------------
Marathon Oil Corp. 1                                      9,500         820,800
                                                                  --------------
                                                                      5,123,282

--------------------------------------------------------------------------------
FINANCIALS--19.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
Legg Mason, Inc. 1                                        8,000         720,160
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc. 1                          9,100         708,344
                                                                  --------------
                                                                      1,428,504


                      15 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.9%
Wachovia Corp.                                           30,500   $   1,692,750
--------------------------------------------------------------------------------
Wells Fargo & Co.                                        31,700       1,150,393
                                                                  --------------
                                                                      2,843,143

--------------------------------------------------------------------------------
CONSUMER FINANCE--1.2%
American Express Co.                                     12,300         711,063
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.1%
Bank of America Corp.                                    31,900       1,718,453
--------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                         1,500         751,500
--------------------------------------------------------------------------------
Citigroup, Inc.                                          34,100       1,710,456
                                                                  --------------
                                                                      4,180,409

--------------------------------------------------------------------------------
INSURANCE--1.5%
Chubb Corp.                                              16,200         861,030
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.4%
Washington Mutual, Inc.                                  33,000       1,395,900
--------------------------------------------------------------------------------
HEALTH CARE--13.2%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.9%
Bard (C.R.), Inc. 1                                      18,100       1,483,476
--------------------------------------------------------------------------------
Medtronic, Inc. 1                                        17,100         832,428
                                                                  --------------
                                                                      2,315,904

--------------------------------------------------------------------------------
PHARMACEUTICALS--9.3%
Abbott Laboratories                                      19,000         902,690
--------------------------------------------------------------------------------
Eli Lilly & Co.                                          20,000       1,120,200
--------------------------------------------------------------------------------
Johnson & Johnson                                        12,500         842,500
--------------------------------------------------------------------------------
Pfizer, Inc.                                             63,000       1,678,950
--------------------------------------------------------------------------------
Wyeth                                                    17,200         877,716
                                                                  --------------
                                                                      5,422,056

--------------------------------------------------------------------------------
INDUSTRIALS--12.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.9%
Boeing Co. 1                                              7,100         567,006
--------------------------------------------------------------------------------
General Dynamics Corp.                                    5,400         383,940
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                   10,500         609,840
--------------------------------------------------------------------------------
United Technologies Corp. 1                              10,900         716,348
                                                                  --------------
                                                                      2,277,134

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.0%
FedEx Corp.                                               5,000         572,700


                      16 | OPPENHEIMER DIVIDEND GROWTH FUND

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.2%
Emerson Electric Co. 1                                    8,500   $     717,400
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.3%
General Electric Co.                                     44,700       1,569,417
--------------------------------------------------------------------------------
Textron, Inc. 1                                           3,800         345,534
                                                                  --------------
                                                                      1,914,951

--------------------------------------------------------------------------------
MACHINERY--1.7%
Caterpillar, Inc. 1                                      16,200         983,502
--------------------------------------------------------------------------------
ROAD & RAIL--1.4%
Norfolk Southern Corp. 1                                 15,900         835,863
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.8%
QUALCOMM, Inc. 1                                         28,200       1,026,198
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.7%
Hewlett-Packard Co.                                      15,100         584,974
--------------------------------------------------------------------------------
International Business Machines Corp. 1                  10,900       1,006,397
                                                                  --------------
                                                                      1,591,371

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.5%
Linear Technology Corp.                                  32,500       1,011,400
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                          44,500       1,335,445
--------------------------------------------------------------------------------
Microchip Technology, Inc. 1                             44,800       1,475,264
                                                                  --------------
                                                                      3,822,109

--------------------------------------------------------------------------------
SOFTWARE--2.0%
Microsoft Corp.                                          41,100       1,179,981
--------------------------------------------------------------------------------
MATERIALS--3.1%
--------------------------------------------------------------------------------
CHEMICALS--3.1%
Air Products & Chemicals, Inc. 1                          8,600         599,162
--------------------------------------------------------------------------------
Monsanto Co.                                             14,000         619,080
--------------------------------------------------------------------------------
Praxair, Inc.                                             9,800         590,450
                                                                  --------------
                                                                      1,808,692

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.5%
AT&T, Inc.                                               37,500       1,284,375
--------------------------------------------------------------------------------
BellSouth Corp.                                          13,300         599,830
--------------------------------------------------------------------------------
Verizon Communications, Inc.                             35,300       1,306,100
                                                                  --------------
                                                                      3,190,305


                      17 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--3.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
Exelon Corp.                                              9,700   $     601,206
--------------------------------------------------------------------------------
PPL Corp.                                                16,400         566,128
                                                                  --------------
                                                                      1,167,334

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
SCANA Corp.                                              28,100       1,122,876
                                                                  --------------
Total Common Stocks (Cost $52,797,627)                               56,454,852

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.5%
--------------------------------------------------------------------------------
Undivided interest of 2.44% in joint repurchase
agreement (Principal Amount/Value $106,853,000,
with a maturity value of $106,868,612) with UBS
Warburg LLC, 5.26%, dated 10/31/06, to be
repurchased at $2,611,382 on 11/1/06,
collateralized by Federal National Mortgage
Assn., 6.50%, 10/1/36, with a value of
$109,133,594 (Cost $2,611,000)                    $   2,611,000       2,611,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $55,408,627)            101.0%     59,065,852
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (1.0)       (595,342)
                                                  ------------------------------
NET ASSETS                                                100.0%  $  58,470,510
                                                  ==============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                              CONTRACTS     EXPIRATION      EXERCISE        PREMIUM          VALUE
                                        SUBJECT TO CALL          DATES         PRICE       RECEIVED     SEE NOTE 5
------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                       43       12/18/06      $  75.00       $  1,247      $   1,290
Altria Group, Inc.                                   97       11/20/06         85.00          4,268          1,455
Apache Corp.                                         59       11/20/06         75.00          1,121             --
Bard (C.R.), Inc.                                    77       11/20/06         80.00          4,543         20,790
Boeing Co.                                           18       11/20/06         90.00            522             90
Caterpillar, Inc.                                    73       11/20/06         75.00          3,577            365
Emerson Electric Co.                                 38       11/20/06         90.00          1,292             --
Exxon Mobil Corp.                                    55       11/20/06         72.50          2,145          3,575
Fortune Brands, Inc.                                 51       11/20/06         80.00          1,479          1,275
International Business Machines Corp.                55       11/20/06         90.00          1,705         15,125
Legg Mason, Inc.                                     32       11/20/06        100.00            928            320
Lehman Brothers Holdings, Inc.                       46       11/20/06         85.00          1,564            322
Marathon Oil Corp.                                   47       11/20/06         95.00          3,478            705
Medtronic, Inc.                                      86       12/18/06         52.50          2,494          2,150
Microchip Technology, Inc.                          193       11/20/06         35.00          8,517            965
Nike, Inc., Cl. B                                    20       11/20/06         95.00            780            700
Norfolk Southern Corp.                               80       11/20/06         50.00          2,320         23,600
QUALCOMM, Inc.                                      111       11/20/06         40.00          6,548          3,885
Textron, Inc.                                        19       11/20/06         95.00          1,843          1,045
United Technologies Corp.                            55       11/20/06         70.00          1,320            495
Yum! Brands, Inc.                                    69       11/20/06         60.00          7,727          8,625
                                                                                           -----------------------
                                                                                           $ 59,418      $  86,777
                                                                                           =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2006
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value (cost $55,408,627)--see accompanying statement of investments    $ 59,065,852
----------------------------------------------------------------------------------------------------
Cash                                                                                         15,067
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                          795,607
Interest                                                                                     92,553
Investments sold                                                                                580
Other                                                                                           807
                                                                                       -------------
Total assets                                                                             59,970,466

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Options written, at value (premiums received $59,418)--
see accompanying statement of investments                                                    86,777
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                     1,299,985
Shares of beneficial interest redeemed                                                       74,057
Distribution and service plan fees                                                           11,149
Shareholder communications                                                                    8,821
Transfer and shareholder servicing agent fees                                                 5,256
Trustees' compensation                                                                        1,444
Other                                                                                        12,467
                                                                                       -------------
Total liabilities                                                                         1,499,956

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 58,470,510
                                                                                       =============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $      5,191
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               54,576,015
----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            44,875
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                214,563
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                3,629,866
                                                                                       -------------
NET ASSETS                                                                             $ 58,470,510
                                                                                       =============


                      19 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$38,524,036 and 3,415,844 shares of beneficial interest outstanding)                         $11.28
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                     $11.97
----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,465,799
and 664,392 shares of beneficial interest outstanding)                                       $11.24
----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,470,140
and 1,020,833 shares of beneficial interest outstanding)                                     $11.24
----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,010,535
and 89,679 shares of beneficial interest outstanding)                                        $11.27

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended October 31, 2006
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Dividends                                                                              $    486,433
----------------------------------------------------------------------------------------------------
Interest                                                                                     44,933
                                                                                       -------------
Total investment income                                                                     531,366

----------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------
Management fees                                                                             140,930
----------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                      34,959
Class B                                                                                      27,970
Class C                                                                                      40,192
Class N                                                                                       1,847
----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                      15,854
Class B                                                                                       3,889
Class C                                                                                       4,933
Class N                                                                                         412
----------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                      13,115
Class B                                                                                       1,895
Class C                                                                                       2,096
Class N                                                                                         198
----------------------------------------------------------------------------------------------------
Trustees' compensation                                                                        1,214
----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                     105
----------------------------------------------------------------------------------------------------
Other                                                                                        10,444
                                                                                       -------------
Total expenses                                                                              300,053
Less reduction to custodian expenses                                                           (105)
Less waivers and reimbursements of expenses                                                  (9,393)
                                                                                       -------------
Net expenses                                                                                290,555

----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       240,811

----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)                                        16,024
Closing and expiration of option contracts written                                          115,322
                                                                                       -------------
Net realized gain                                                                           131,346
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                               2,337,198
Option contracts                                                                            (27,940)
                                                                                       -------------
Net change in unrealized appreciation                                                     2,309,258

----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $  2,681,415
                                                                                       =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                           ENDED
                                                                OCTOBER 31, 2006       PERIOD ENDED
                                                                     (UNAUDITED)   APRIL 30, 2006 1
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income                                               $    240,811     $      170,446
-----------------------------------------------------------------------------------------------------
Net realized gain                                                        131,346            102,296
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                  2,309,258          1,320,608
                                                                    ---------------------------------
Net increase in net assets resulting from operations                   2,681,415          1,593,350

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (182,140)          (116,703)
Class B                                                                  (15,805)            (9,326)
Class C                                                                  (25,783)           (12,893)
Class N                                                                   (4,053)            (2,360)
-----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                       --             (4,551)
Class B                                                                       --               (540)
Class C                                                                       --               (991)
Class N                                                                       --               (135)

-----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                               12,335,258         23,457,918
Class B                                                                2,604,287          4,368,958
Class C                                                                4,660,184          6,099,346
Class N                                                                  398,531            544,543

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase                                                        22,451,894         35,916,616
-----------------------------------------------------------------------------------------------------
Beginning of period                                                   36,018,616            102,000 2
                                                                    ---------------------------------

End of period (including accumulated net investment income of
$44,875 and $31,845, respectively)                                  $ 58,470,510     $   36,018,616
                                                                    =================================

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006 for Class A, B, and C and the period from August 12, 2005 (inception of offering) to April 30, 2006 for Class N.

2. Reflects the value of the Manager's initial seed money investment on May 2, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS        PERIOD
                                                                           ENDED         ENDED
                                                                OCTOBER 31, 2006     APRIL 30,
CLASS A                                                              (UNAUDITED)        2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  10.78      $  10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                      .07           .12
Net realized and unrealized gain                                             .50           .74
                                                                        ------------------------
Total from investment operations                                             .57           .86
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                        (.07)         (.08)
Distributions from net realized gain                                          --            -- 3
                                                                        ------------------------
Total dividends and/or distributions to shareholders                        (.07)         (.08)
------------------------------------------------------------------------------------------------

Net asset value, end of period                                          $  11.28      $  10.78
                                                                        ========================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                          5.30%         8.64%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                $ 38,524      $ 24,588
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $ 28,832      $ 12,907
------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                       1.35%         1.34%
Total expenses                                                              1.14%         1.21%
Expenses after waivers and reduction to custodian expenses                  1.10%         1.07%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       21%           46%

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                      SIX MONTHS        PERIOD
                                                                           ENDED         ENDED
                                                                OCTOBER 31, 2006     APRIL 30,
CLASS B                                                              (UNAUDITED)        2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  10.74      $  10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                      .03           .06
Net realized and unrealized gain                                             .50           .72
                                                                        ------------------------
Total from investment operations                                             .53           .78
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                        (.03)         (.04)
Distributions from net realized gain                                          --            -- 3
                                                                        ------------------------
Total dividends and/or distributions to shareholders                        (.03)         (.04)
------------------------------------------------------------------------------------------------

Net asset value, end of period                                          $  11.24      $  10.74
                                                                        ========================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                          4.96%         7.88%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                $  7,466      $  4,523
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $  5,563      $  1,867
------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                       0.61%         0.61%
Total expenses                                                              1.91%         2.07%
Expenses after waivers and reduction to custodian expenses                  1.85%         1.80%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       21%           46%

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER DIVIDEND GROWTH FUND

                                                                      SIX MONTHS        PERIOD
                                                                           ENDED         ENDED
                                                                OCTOBER 31, 2006     APRIL 30,
CLASS C                                                              (UNAUDITED)        2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  10.74      $  10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                      .03           .07
Net realized and unrealized gain                                             .50           .71
Total from investment operations                                             .53           .78
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                        (.03)         (.04)
Distributions from net realized gain                                          --            -- 3
                                                                        ------------------------
Total dividends and/or distributions to shareholders                        (.03)         (.04)
------------------------------------------------------------------------------------------------

Net asset value, end of period                                          $  11.24      $  10.74
                                                                        ========================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                          4.99%         7.87%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                $ 11,470      $  6,337
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $  7,998      $  2,789
------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                       0.58%         0.61%
Total expenses                                                              1.87%         2.03%
Expenses after waivers and reduction to custodian expenses                  1.85%         1.80%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       21%           46%

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      25 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                      SIX MONTHS        PERIOD
                                                                           ENDED         ENDED
                                                                OCTOBER 31, 2006     APRIL 30,
CLASS N                                                              (UNAUDITED)        2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  10.77      $  10.18
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                      .06           .08
Net realized and unrealized gain                                             .50           .58
                                                                        ------------------------
Total from investment operations                                             .56           .66
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                        (.06)         (.07)
Distributions from net realized gain                                          --            -- 3
                                                                        ------------------------
Total dividends and/or distributions to shareholders                        (.06)         (.07)
------------------------------------------------------------------------------------------------

Net asset value, end of period                                          $  11.27      $  10.77
                                                                        ========================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                          5.20%         6.51%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                $  1,011      $    571
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $    736      $    326
------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                       1.09%         1.11%
Total expenses                                                              1.37%         1.57%
Expenses after waivers and reduction to custodian expenses                  1.34%         1.35%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       21%           46%

1. For the period from August 12, 2005 (inception of offering) to April 30,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      26 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Dividend Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek to maximize total return through both capital appreciation and income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected


                      27 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each


                      28 | OPPENHEIMER DIVIDEND GROWTH FUND
trustee during the years of service. During the six months ended October 31, 2006, the Fund's projected benefit obligations were increased by $792, resulting in an accumulated liability of $1,263 as of October 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's


                      29 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED OCTOBER 31, 2006      PERIOD ENDED APRIL 30, 2006 1,2
                                       SHARES            AMOUNT             SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                1,616,081      $ 17,454,437          2,615,563      $ 27,092,408
Dividends and/or
distributions reinvested               15,451           164,593              9,483           100,345
Redeemed                             (497,158)       (5,283,772)          (353,576)       (3,734,835)
                                   ------------------------------------------------------------------
Net increase                        1,134,374      $ 12,335,258          2,271,470      $ 23,457,918
                                   ==================================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                  364,602      $  3,909,762            480,367      $  4,995,959
Dividends and/or
distributions reinvested                1,316            13,991                821             8,680
Redeemed                             (122,575)       (1,319,466)           (60,239)         (635,681)
                                   ------------------------------------------------------------------
Net increase                          243,343      $  2,604,287            420,949      $  4,368,958
                                   ==================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                  471,725      $  5,097,625            605,594      $  6,267,633
Dividends and/or
distributions reinvested                1,970            20,990              1,043            11,004
Redeemed                              (42,673)         (458,431)           (16,926)         (179,291)
                                   ------------------------------------------------------------------
Net increase                          431,022      $  4,660,184            589,711      $  6,099,346
                                   ==================================================================

-----------------------------------------------------------------------------------------------------
CLASS N
Sold                                   39,316      $    426,377             55,785      $    573,148
Dividends and/or
distributions reinvested                  380             4,047                235             2,488
Redeemed                               (3,050)          (31,893)            (2,987)          (31,093)
                                   ------------------------------------------------------------------
Net increase                           36,646      $    398,531             53,033      $    544,543
                                   ==================================================================

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006, for Class A, B and C shares, and the period from August 12, 2005 (inception of offering) to April 30, 2006 for Class N shares.

2. The Fund sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B and Class C shares at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 4, 2005.


                      30 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended October 31, 2006, were as follows:

                               PURCHASES          SALES
-------------------------------------------------------
Investment securities        $27,392,975     $8,703,237

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

FEE SCHEDULE
----------------------------
Up to $200 million    0.650%
Next $200 million     0.625
Next $200 million     0.600
Next $200 million     0.575
Next $200 million     0.550
Over $1.0 billion     0.500

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2006, the Fund paid $22,953 to OFS for services to the Fund.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The


                      31 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $73,116, $62,042 and $8,046, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
October 31, 2006          $46,092             $--          $6,106            $785             $19

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 1.10% for Class A shares, 1.85% for Class B and Class C shares and 1.35% for Class N shares. During the six months ended October 31, 2006, the Manager reimbursed the Fund $6,730, $1,551, $1,017 and $95 for Class A, Class B, Class C and Class N shares, respectively. That voluntary undertaking may be revised or terminated by the Manager at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written,


                      32 | OPPENHEIMER DIVIDEND GROWTH FUND
the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security [or commodity] increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security [or commodity] decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended October 31, 2006 was as follows:

                                         CALL OPTIONS
                              ------------------------
                              NUMBER OF     AMOUNT OF
                              CONTRACTS      PREMIUMS
------------------------------------------------------
Options outstanding as of
April 30, 2006                       69     $   3,881
Options written                   4,762       235,392
Options closed or expired        (2,988)     (152,016)
Options exercised                  (519)      (27,839)
                              ------------------------
Options outstanding as of
October 31, 2006                  1,324     $  59,418
                              ========================

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2006,


                      33 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS Continued

the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      34 | OPPENHEIMER DIVIDEND GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      35 | OPPENHEIMER DIVIDEND GROWTH FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Dividend Growth Fund


By:   /s/ John V. Murphy
      ____________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ____________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      ____________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006